Short-Term Investments - Summary of Short-Term Investments (Detail) - BRL (R$) R$ in Thousands		Dec. 31, 2020	Dec. 31, 2019
Short Term Investments [Abstract]
Loan investment funds		R$ 817,253	R$ 407,928
Certificate of bank deposits	[1]	292,878	21,327
Treasury bills	[2]	505,152	374,690
Government bonds (LFT)	[3]	864,940	221,900
Dynamo Beauty Ventures Ltd. Fund		16,104	7,402
Restricted cash		40,425
Total		2,536,752	1,033,247
Current		2,520,648	1,025,845
Non-current		R$ 16,104	R$ 7,402

[1]	Investments in CDBs classified as short-term investments are remunerated at an average rate of 100.0% of the CDI (106.9% of the CDI as at December 31, 2019). As at December 31, 2020, the “Crer Para Ver” line within the exclusive fund is R$ 57,609 (R$ 38,018 as at December 31, 2019).
[2]	As of December 31, 2020, investments in Treasury bills are remunerated at an average rate of 136.61% of the CDI (106% as at December 31, 2019).
[3]	As of December 31, 2020, investments in Government Bonds (LFT) are remunerated at an average rate of 105.9% of the CDI (100.4% of the CDI on December 31, 2019).